UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                                   [X] adds new holdings entries.

Name:    John Hancock Life Insurance Company (U.S.A.)
Address: 601 Congress Street
         Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maureen Milet
Title:  Vice President & Chief Compliance Officer-Investments
Phone:  (617) 572-0203


            Maureen Milet       Boston, MA             February 25, 2013
            ------------        -------------          -----------------
            [Signature]         [City, State]          [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:    NONE

                                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       17

Form 13F Information Table Value Total:                   US $29,279 (thousands)


List of Other Included Managers:

No.       Form 13F File Number     Name
1                                  Hancock Venture Partners, Inc. (formerly John
                                   Hancock Venture Capital Management)

                                                                   Shares
                                               CUSIP     Value     or Prn   SH/  Put/    Investment  Other       VOTING AUTHORITY
Name of Issuer                 Title of Class  Number   (x$1000)   Amount   PRN  Call    Discretion  Manager  SOLE   SHARED    NONE
ALLIS CHALMERS CORP            COM             019645506       24     2,508   SH        SOLE                  2,508        0    0
AMR CORP                       COM             001765106       39     3,620   SH        SOLE                  3,620        0    0
AVANEX                         COM             05348W109       99    75,979   SH        OTHER         1           0   75,979    0
CISCO                          COM             17275R102       54    31,622   SH        OTHER         1           0   31,622    0
COINSTAR INC.                  COM             19259P300      742    35,000   SH        SOLE                 35,000        0    0
CROSSROADS SYSTEMS             COM             22765D100        9    16,304   SH        OTHER         1           0   16,304    0
ENERPLUS RESOURCES             COM             29274D604   11,043   304,552   SH        SOLE                304,552        0    0
HAWAIIAN HOLDINGS              COM             419879101    3,497   534,689   SH        SOLE                534,689        0    0
IPASS                          COM             46261V108      334    54,641   SH        OTHER         1           0   54,641    0
LILY ELI & CO                  COM             532457108       73     1,404   SH        SOLE                  1,404        0    0
NABORS INDUSTRIES, INC.        COM             G6359F103    7,035   118,950   SH        SOLE                118,950        0    0
NAVISTAR INTL CORP             COM             63934E108    1,165    31,997   SH        SOLE                 31,997        0    0
PIXELWORKS                     COM             72581M107      149    18,250   SH        OTHER         1           0   18,250    0
RANGE RESOURCES                COM             541509303    3,873   165,793   SH        SOLE                165,793        0    0
TEMPUR PEDIC                   COM             88023U101       74     3,976   SH        OTHER         1           0    3,976    0
US AIRWAYS GROUP INC           COM             911905503       23    32,359   SH        SOLE                 32,359        0    0
PETROLEUM GEO SVCS ASA         SPONSORED ADR   716599105    1,047    15,584   SH        SOLE                 15,584        0    0